UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders 1

Portfolio of Investments

Investment Grade Income Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — 97.5%
Corporate Bonds and Notes — 76.8%
Aerospace and Defense — 1.1%
L-3 Communications Corp.	7.625%	6/15/12	$1,000,000	$1,003,750
United Technologies Corp.	5.400%	5/1/35	1,140,000	1,047,532

				2,051,282

Airlines — 0.3%
Continental Airlines Inc.	6.545%	2/2/19	144,762	124,495
Continental Airlines Inc.	7.256%	3/15/20	427,062	358,733

				483,228

Automobiles — 1.2%
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	600,000	536,530
Ford Motor Co.	7.450%	7/16/31	1,975,000	627,063
Ford Motor Co.	8.900%	1/15/32	370,000	111,925
General Motors Corp.	8.250%	7/15/23	650,000	76,375
General Motors Corp.	8.375%	7/15/33	6,190,000	742,800

				2,094,693

Beverages — 0.4%
Foster’s Finance Corp.	4.875%	10/1/14	840,000	750,169	A

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37,000	37,126
American Standard Inc.	7.625%	2/15/10	5,000	5,050

				42,176

Capital Markets — 5.0%
BankAmerica Capital III	1.664%	1/15/27	585,000	193,884	B
Goldman Sachs Capital II	5.793%	12/29/49	2,755,000	1,147,019	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	3,100,000	310	C,D
Lehman Brothers Holdings Inc.	6.500%	7/19/17	2,000,000	200	D
Merrill Lynch and Co. Inc.	6.050%	8/15/12	540,000	463,351
Merrill Lynch and Co. Inc.	5.700%	5/2/17	2,400,000	1,421,074
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210,000	868,062
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910,000	452,281
Morgan Stanley	5.050%	1/21/11	400,000	393,279
Morgan Stanley	5.250%	11/2/12	750,000	703,886
Morgan Stanley	4.750%	4/1/14	65,000	53,143
Morgan Stanley	6.625%	4/1/18	1,050,000	1,001,182
The Bear Stearns Cos. Inc.	6.400%	10/2/17	440,000	428,228
The Bear Stearns Cos. Inc.	7.250%	2/1/18	590,000	609,301
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025,000	1,195,495

				8,930,695

Chemicals — 0.5%
Lubrizol Corp.	8.875%	2/1/19	350,000	359,952
The Dow Chemical Co.	7.375%	11/1/29	800,000	515,759

				875,711

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — 7.0%
CBA Capital Trust I	5.805%	6/30/49	$3,510,000	$2,042,644	A
Comerica Capital Trust II	6.576%	2/20/37	990,000	288,496	C
KeyBank NA	5.800%	7/1/14	5,000	4,182
Rabobank Capital Funding Trust II	5.260%	12/31/49	320,000	144,000	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120,000	1,404,000	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020,000	1,608,000	C
SunTrust Bank	5.000%	9/1/15	770,000	686,501
SunTrust Capital VIII	6.100%	12/15/36	1,550,000	868,961	C
SunTrust Preferred Capital I	5.853%	12/15/49	1,100,000	275,000	C
UnionBanCal Corp.	5.250%	12/16/13	785,000	650,825
Wachovia Capital Trust III	5.800%	3/15/42	2,580,000	928,800	C
Wachovia Corp.	5.625%	10/15/16	2,000,000	1,541,832
Wachovia Corp.	5.750%	6/15/17	580,000	517,594
Wells Fargo Capital X	5.950%	12/15/36	1,260,000	850,500
Wells Fargo Capital XIII	7.700%	12/29/49	1,500,000	714,472	C

				12,525,807

Consumer Finance — 7.4%
American Express Co.	6.800%	9/1/66	3,930,000	1,895,416	C
Capital One Financial Corp.	6.750%	9/15/17	670,000	558,999
Ford Motor Credit Co.	7.375%	2/1/11	2,390,000	1,806,145
Ford Motor Credit Co.	6.570%	6/15/11	6,828,000	4,813,740	B
GMAC LLC	7.500%	12/31/13	2,687,000	1,291,587	A
GMAC LLC	0.000%	6/15/15	40,000	3,151	E
GMAC LLC	8.000%	12/31/18	348,000	101,028	A
GMAC LLC	8.000%	11/1/31	2,465,000	1,186,059	A
Nelnet Inc.	7.400%	9/29/36	1,310,000	191,244	C
SLM Corp.	5.000%	10/1/13	1,400,000	744,475
SLM Corp.	8.450%	6/15/18	1,290,000	696,765

				13,288,609

Diversified Financial Services — 9.1%
AGFC Capital Trust I	6.000%	1/15/67	860,000	77,934	A,C
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170,000	3,941,112	A
BAC Capital Trust XI	6.625%	5/23/36	1,000,000	456,270
BAC Capital Trust XIV	5.630%	3/15/49	2,730,000	600,573	C
Bank of America Corp.	8.000%	12/29/49	1,540,000	616,754	C
Beaver Valley II Funding	9.000%	6/1/17	996,000	987,255
Capital One Bank	6.500%	6/13/13	690,000	611,763
Chase Capital II	1.670%	2/1/27	1,980,000	785,399	B
Citigroup Capital XXI	8.300%	12/21/57	970,000	467,051	C
Citigroup Inc.	6.125%	8/25/36	1,000,000	537,358
General Electric Capital Corp.	6.750%	3/15/32	5,000	4,054
General Electric Capital Corp.	6.375%	11/15/67	2,040,000	990,587	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860,000	193,735	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500,000	500,475	C
HSBC Finance Corp.	5.500%	1/19/16	1,260,000	944,956
ILFC E-Capital Trust II	6.250%	12/21/65	2,320,000	372,095	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035,000	841,868	C
JPMorgan Chase and Co.	6.125%	6/27/17	325,000	298,992
TNK-BP Finance SA	7.875%	3/13/18	310,000	217,000	A
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030,000	827,581	C

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
ZFS Finance USA Trust II	6.450%	12/15/65	$4,990,000	$2,156,219	A,C

				16,429,031

Diversified Telecommunication Services — 2.3%
AT&T Corp.	8.000%	11/15/31	710,000	771,191
AT&T Inc.	5.100%	9/15/14	760,000	762,559
AT&T Inc.	5.600%	5/15/18	500,000	486,553
Embarq Corp.	7.082%	6/1/16	630,000	567,000
Verizon Global Funding Corp.	7.750%	6/15/32	375,000	380,204
Verizon Global Funding Corp.	5.850%	9/15/35	1,350,000	1,146,982

				4,114,489

Electric Utilities — 4.1%
Commonwealth Edison Co.	5.800%	3/15/18	1,590,000	1,506,426
CP&L Inc.	5.300%	1/15/19	100,000	101,241
Energy Future Holdings Corp.	10.875%	11/1/17	130,000	83,850
Energy Future Holdings Corp.	11.250%	11/1/17	2,930,000	1,237,925	F
FirstEnergy Corp.	7.375%	11/15/31	2,565,000	2,087,330
Pacific Gas and Electric Co.	6.050%	3/1/34	1,500,000	1,467,816
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850,000	884,456

				7,369,044

Energy Equipment and Services — 1.4%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010,000	1,034,069
EEB International Ltd.	8.750%	10/31/14	790,000	734,700	A
Pride International Inc.	7.375%	7/15/14	800,000	788,000

				2,556,769

Food and Staples Retailing — 0.7%
Safeway Inc.	6.250%	3/15/14	120,000	125,920
The Kroger Co.	8.000%	9/15/29	1,000,000	1,074,808

				1,200,728

Food Products — 0.5%
Ahold Finance USA Inc.	8.250%	7/15/10	50,000	50,675
Tyson Foods Inc.	7.850%	4/1/16	1,040,000	895,956	G

				946,631

Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	480,000	418,320	A

Health Care Equipment and Supplies — 0.4%
Hospira Inc.	6.050%	3/30/17	840,000	749,691

Health Care Providers and Services — 6.7%
Cardinal Health Inc.	5.800%	10/15/16	550,000	505,182
Coventry Health Care Inc.	5.950%	3/15/17	1,150,000	732,187
HCA Inc.	6.300%	10/1/12	1,790,000	1,494,650
HCA Inc.	6.250%	2/15/13	2,130,000	1,597,500
HCA Inc.	5.750%	3/15/14	150,000	98,250
HCA Inc.	9.125%	11/15/14	1,100,000	1,034,000
HCA Inc.	9.250%	11/15/16	1,380,000	1,255,800
Humana Inc.	6.450%	6/1/16	600,000	504,085

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
Quest Diagnostics Inc.	5.125%	11/1/10	$565,000	$567,125
UnitedHealth Group Inc.	6.000%	11/15/17	1,610,000	1,440,687
Universal Health Services Inc.	7.125%	6/30/16	1,450,000	1,292,997
WellPoint Inc.	5.875%	6/15/17	1,560,000	1,466,515

				11,988,978

Independent Power Producers and Energy Traders — 1.2%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690,000	1,470,300
TXU Corp.	6.500%	11/15/24	2,730,000	765,833

				2,236,133

Insurance — 4.3%
Ace Ina Holdings Inc.	5.700%	2/15/17	410,000	371,580
Allstate Corp.	6.500%	5/15/57	1,450,000	754,000	C
American International Group Inc.	6.250%	3/15/37	230,000	18,400
ASIF Global Financing XIX	4.900%	1/17/13	90,000	58,652	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	760,000	380,000	C
Hartford Financial Services Group Inc.	8.125%	6/15/38	825,000	264,297	C
Liberty Mutual Group	5.750%	3/15/14	720,000	554,895	A
Liberty Mutual Group	7.800%	3/15/37	810,000	308,463	A
MetLife Inc.	6.400%	12/15/36	3,325,000	1,396,500	C
Prudential Financial Inc.	8.875%	6/15/38	910,000	432,250	C
The Chubb Corp.	6.375%	3/29/37	910,000	519,437	C
The Travelers Cos. Inc.	6.250%	3/15/37	1,790,000	949,885	C
The Travelers Cos. Inc.	6.250%	6/15/37	710,000	649,627
Willis North America Inc.	5.125%	7/15/10	760,000	683,324
Willis North America Inc.	5.625%	7/15/15	660,000	477,168

				7,818,478

IT Services — 0.3%
Electronic Data Systems Corp.	7.450%	10/15/29	570,000	619,307

Leisure Equipment and Products — 0.5%
Hasbro Inc.	6.300%	9/15/17	970,000	887,288	G

Media — 4.1%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210,000	229,900
Clear Channel Communications Inc.	5.500%	9/15/14	500,000	75,000
Comcast Cable Holdings LLC	7.125%	2/15/28	180,000	158,284
Comcast Corp.	6.950%	8/15/37	1,800,000	1,676,182
Comcast Corp.	6.400%	5/15/38	750,000	654,396
News America Inc.	6.550%	3/15/33	1,495,000	1,192,228
Omnicom Group Inc.	0.000%	7/1/38	300,000	278,250	E,H
Time Warner Entertainment Co. LP	8.375%	7/15/33	505,000	477,739
Time Warner Inc.	6.875%	5/1/12	500,000	508,900
Time Warner Inc.	9.125%	1/15/13	1,130,000	1,187,100
Time Warner Inc.	7.700%	5/1/32	1,015,000	912,724

				7,350,703

Metals and Mining — 3.3%
Alcoa Inc.	6.000%	7/15/13	260,000	207,523
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,020,000	3,758,700

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Metals and Mining — Continued
GTL Trade Finance Inc.	7.250%	10/20/17	$2,232,000	$1,908,360	A

				5,874,583

Multiline Retail — 1.1%
Federated Retail Holdings Inc.	5.350%	3/15/12	435,000	341,456
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000,000	759,687
May Department Stores Co.	5.750%	7/15/14	1,070,000	703,026
May Department Stores Co.	6.650%	7/15/24	490,000	263,680

				2,067,849

Oil, Gas and Consumable Fuels — 8.7%
DCP Midstream LLC	6.750%	9/15/37	1,830,000	1,232,961	A
Devon Financing Corp. ULC	7.875%	9/30/31	560,000	572,207
El Paso Corp.	7.800%	8/1/31	1,660,000	1,240,354
El Paso Corp.	7.750%	1/15/32	340,000	253,312
EOG Resources Inc.	5.875%	9/15/17	700,000	708,754
Hess Corp.	7.875%	10/1/29	2,770,000	2,506,908
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	910,000	755,300	A
Kerr-McGee Corp.	6.950%	7/1/24	390,000	298,840
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430,000	1,463,415
Pemex Project Funding Master Trust	6.625%	6/15/35	3,884,000	2,777,060
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000,000	951,427
The Williams Cos. Inc.	7.625%	7/15/19	2,000,000	1,870,000
XTO Energy Inc.	6.100%	4/1/36	1,270,000	1,074,382

				15,704,920

Pharmaceuticals — 0.2%
Wyeth	5.950%	4/1/37	290,000	273,103

Real Estate Investment Trusts (REITs) — 1.2%
Health Care REIT Inc.	5.875%	5/15/15	1,440,000	1,110,321
iStar Financial Inc.	5.375%	4/15/10	10,000	6,400
iStar Financial Inc.	5.950%	10/15/13	3,610,000	1,083,000

				2,199,721

Road and Rail — 0.2%
Burlington Northern Rail Road Co.	7.330%	6/23/10	38,638	39,272	I
Norfolk Southern Corp.	7.875%	5/15/43	348,000	348,158

				387,430

Thrifts and Mortgage Finance — 0.5%
BB&T Capital Trust II	6.750%	6/7/36	1,750,000	965,643

Tobacco — 1.0%
Philip Morris International Inc.	6.875%	3/17/14	670,000	725,130
Reynolds American Inc.	7.875%	5/15/09	860,000	864,069
Reynolds American Inc.	7.625%	6/1/16	270,000	239,047

				1,828,246

Wireless Telecommunication Services — 1.9%
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,470,000	1,612,086
Nextel Communications Inc.	5.950%	3/15/14	469,000	260,295
Nextel Communications Inc.	7.375%	8/1/15	1,600,000	848,000

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Sprint Capital Corp.	6.900%	5/1/19	$920,000	$648,600

				3,368,981

Total Corporate Bonds and Notes (Cost — $219,197,957)				138,398,436

Mortgage-Backed Securities — 1.0%
Variable Rate SecuritiesJ — 1.0%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.210%	9/25/37	1,366,280	947,939
Thornburg Mortgage Securities Trust 2007-4 3A1	6.200%	9/25/37	1,289,739	806,462

Total Mortgage-Backed Securities (Cost — $2,633,188)				1,754,401

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesB — N.M.
Freddie Mac	4.979%	9/1/24	42,825	43,530	K

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $42,857)				43,530

Yankee BondsL — 19.6%

Commercial Banks — 7.6%
AES El Salvador Trust	6.750%	2/1/16	2,080,000	1,096,008	A
ATF Capital BV	9.250%	2/21/14	2,280,000	934,800	A
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030,000	1,242,015	A,C
Barclays Bank PLC	7.434%	9/29/49	2,750,000	1,142,433	A,C
Barclays Bank PLC	7.700%	12/31/49	840,000	369,071	A,C
BOI Capital Funding	5.571%	2/1/49	2,000,000	160,174	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100,000	118,250	A,D,I
Glitnir Banki Hf	6.693%	6/15/16	1,900,000	190	A,C,D,I
Glitnir Banki Hf	7.451%	12/14/49	700,000	70	A,C,D,I
HBOS Capital Funding LP	6.071%	6/30/49	1,490,000	357,838	A,C
HSBC Capital Funding LP	4.610%	6/27/49	760,000	320,440	A,C
HSBK Europe BV	7.250%	5/3/17	1,640,000	779,000	A
ICICI Bank Ltd.	6.375%	4/30/22	702,000	394,707	A,C
ICICI Bank Ltd.	6.375%	4/30/22	170,000	93,775	A,C
Kaupthing Bank Hf	5.750%	10/4/11	1,340,000	68,675	A,D,I
Kaupthing Bank Hf	7.625%	2/28/15	1,700,000	131,750	A,D,I
Kaupthing Bank Hf	7.125%	5/19/16	3,585,000	359	A,D,I
Landsbanki Islands Hf	7.431%	12/31/49	2,250,000	225	A,C,D,I
Natixis	10.000%	4/29/49	1,270,000	381,368	A,C
Resona Preferred Global Securities	7.191%	7/30/49	2,520,000	1,159,200	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200,000	45,000	C
RSHB Capital SA	7.175%	5/16/13	2,040,000	1,668,924	A
RSHB Capital SA	7.125%	1/14/14	1,700,000	1,319,200	A
RSHB Capital SA	6.299%	5/15/17	570,000	394,497	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,385,000	575,450	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730,000	462,429	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709,000	341,800	A
TuranAlem Finance BV	8.250%	1/22/37	300,000	60,000	A

				13,617,648

Consumer Finance — 0.4%
Aiful Corp.	6.000%	12/12/11	2,165,000	541,250	A

	Rate	Maturity Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Consumer Finance — Continued
HSBC Holdings PLC	5.250%	12/12/12	$105,000		$103,290

					644,540

Diversified Financial Services — 1.7%
Lukoil International Finance BV	6.356%	6/7/17	982,000		761,050	A
Petroplus Finance Ltd.	7.000%	5/1/17	750,000		540,000	A
SMFG Preferred Capital	6.078%	1/29/49	230,000		140,730	A,C
TNK-BP Finance SA	7.500%	7/18/16	870,000		630,750	A
TNK-BP Finance SA	6.625%	3/20/17	100,000		66,000	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920,000		946,560

					3,085,090

Diversified Telecommunication Services — 2.9%
British Telecommunications PLC	9.125%	12/15/30	420,000		381,743	G
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,100,000		1,175,138	G
Deutsche Telekom International Finance BV	9.250%	6/1/32	670,000		744,570	G
Telecom Italia Capital	7.200%	7/18/36	2,070,000		1,637,921
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800,000		822,022
VIP Finance Ireland Ltd	8.375%	4/30/13	680,000		493,000	A

					5,254,394

Food and Staples Retailing — 0.5%
Delhaize Group	6.500%	6/15/17	860,000		831,322

Gas Utilities — 0.3%
Intergas Finance BV	6.375%	5/14/17	850,000		493,000	A

Insurance — 0.6%
Axa	8.600%	12/15/30	1,630,000		1,149,427

Metals and Mining — 1.2%
Evraz Group SA	8.875%	4/24/13	540,000		342,900	A
Vale Overseas Ltd.	6.875%	11/21/36	2,178,000		1,880,788

					2,223,688

Oil, Gas and Consumable Fuels — 3.3%
Anadarko Finance Co.	6.750%	5/1/11	10,000		10,091
Anadarko Finance Co.	7.500%	5/1/31	3,860,000		3,014,857
Gazprom	6.212%	11/22/16	1,439,000		1,043,275	A
Gazprom	6.510%	3/7/22	1,160,000		748,200	A
Petrobras International Finance Co.	5.875%	3/1/18	1,280,000		1,190,749

					6,007,172

Wireless Telecommunication Services — 1.1%
America Movil SA de CV	5.625%	11/15/17	1,070,000		970,367
Rogers Wireless Inc.	6.375%	3/1/14	1,000,000		1,012,379

					1,982,746

Total Yankee Bonds (Cost — $72,026,373)					35,289,027

Preferred Stocks — 0.1%
Fannie Mae	8.250%		35,925	shs	25,507	C,K,M
Freddie Mac	8.375%		244,245		112,352	C,K,M

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Preferred Stocks — Continued
Preferred Blocker Inc.	7.000%		616 shs	$122,642	A

Total Preferred Stocks (Cost — $4,615,075)				260,501

Total Long-Term Securities (Cost — $298,515,450)				175,745,895

Short-Term Securities — 0.2%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	5/18/09	$315,000	314,859	E,K,N

Total Short-Term Securities (Cost — $314,859)				314,859

Total Investments — 97.7% (Cost — $298,830,309) O				176,060,754
Other Assets Less Liabilities — 2.3%				4,225,338

Net Assets — 100.0%				$180,286,092

		Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts PurchasedP
U.S. Treasury Bond Futures		June 2009	1	2,276
U.S. Treasury Note Futures		June 2009	291	279,998

				$282,274

Futures Contracts WrittenP
U.S. Treasury Note Futures		June 2009	218	$(456,270)

N.M.	Not Meaningful.
A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid (unless otherwise noted), represent 21.82% of net assets.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Bond is currently in default.
E	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Convertible Security - Security may be converted into the issuer’s common stock.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Non-income producing.
N	All or a portion of this security is collateral to cover futures contracts.
O	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$401,143
Gross unrealized depreciation	(123,170,698)

Net unrealized depreciation	$(122,769,555)

P	Futures are described in more detail in the notes to financial statements.

Net Asset Value Per Share:

Primary Class	$6.39

Institutional Class	$6.39

Quarterly Report to Shareholders 1

Portfolio of Investments

Limited Duration Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — 98.9%
Corporate Bonds and Notes — 29.7%
Aerospace and Defense — 0.4%
United Technologies Corp.	5.375%	12/15/17	$410,000	$419,751

Airlines — 1.6%
Continental Airlines Inc.	7.056%	9/15/09	70,000	67,200
Continental Airlines Inc.	6.900%	1/2/18	421,853	337,482
Continental Airlines Inc.	6.545%	2/2/19	376,381	323,688
Continental Airlines Inc.	6.703%	6/15/21	286,978	212,363
Northwest Airlines Inc.	2.968%	5/20/14	794,421	571,983	A

				1,512,716

Capital Markets — 5.6%
Goldman Sachs Capital II	5.793%	12/29/49	2,080,000	865,989	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	970,000	97	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340,000	34	C
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700,000	600,640
Merrill Lynch and Co. Inc.	6.150%	4/25/13	720,000	605,230
Morgan Stanley	6.600%	4/1/12	330,000	331,484
State Street Corp.	2.150%	4/30/12	1,900,000	1,907,815
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200,000	194,649
The Goldman Sachs Group Inc.	1.625%	7/15/11	530,000	530,387
The Goldman Sachs Group Inc.	6.600%	1/15/12	350,000	349,531

				5,385,856

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	90,000	64,442

Commercial Banks — 1.7%
HSBC Bank PLC	3.973%	7/20/12	1,000,000	436,200	A,D,E
HSBC Bank PLC	6.501%	8/20/12	70,000	31,787	A,E
SunTrust Capital VIII	6.100%	12/15/36	120,000	67,275	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960,000	705,600	B
Wells Fargo Capital X	5.950%	12/15/36	300,000	202,500	B
Wells Fargo Capital XIII	7.700%	12/29/49	350,000	166,710	B

				1,610,072

Commercial Services and Supplies — 0.7%
Waste Management Inc.	7.375%	8/1/10	650,000	665,000

Consumer Finance — 1.8%
American Express Bank FSB	3.150%	12/9/11	630,000	650,968
American Express Co.	6.800%	9/1/66	600,000	289,376	B
GMAC LLC	7.500%	12/31/13	853,000	410,020	D
Nelnet Inc.	7.400%	9/29/36	380,000	55,475	B
SLM Corp.	8.450%	6/15/18	590,000	318,676

				1,724,515

Diversified Financial Services — 3.9%
AGFC Capital Trust I	6.000%	1/15/67	860,000	77,934	B,D
General Electric Capital Corp.	2.214%	12/9/11	2,000,000	2,036,032	A

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
General Electric Capital Corp.	6.375%	11/15/67	$675,000	$327,768	B
IBM International Group Capital LLC	5.050%	10/22/12	950,000	1,004,280
ZFS Finance USA Trust III	2.470%	12/15/65	970,000	293,425	A,D

				3,739,439

Diversified Telecommunication Services — 0.9%
AT&T Inc.	4.850%	2/15/14	440,000	444,189
Qwest Corp.	7.875%	9/1/11	230,000	226,550
Verizon Communications Inc.	8.750%	11/1/18	150,000	171,627

				842,366

Electric Utilities — 0.5%
Pacific Gas and Electric Co.	4.800%	3/1/14	500,000	502,629

Food and Staples Retailing — 0.6%
Wal-Mart Stores Inc.	5.800%	2/15/18	500,000	546,622

Health Care Equipment and Supplies — 0.5%
Hospira Inc.	5.550%	3/30/12	500,000	506,317

Health Care Providers and Services — 0.2%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	180,677

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110,000	62,150

Media — 3.0%
Clear Channel Communications Inc.	4.250%	5/15/09	1,100,000	979,000
Comcast Cable Communications Inc.	6.875%	6/15/09	600,000	603,804
The Walt Disney Co.	4.700%	12/1/12	280,000	288,935
Time Warner Cable Inc.	8.250%	2/14/14	180,000	188,154
Time Warner Inc.	5.500%	11/15/11	830,000	818,886

				2,878,779

Multi-Utilities — 0.4%
Dominion Resources Inc.	8.875%	1/15/19	300,000	339,629

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	330,000	259,035

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	330,000	285,803

Oil, Gas and Consumable Fuels — 4.5%
Apache Corp.	6.250%	4/15/12	520,000	552,261
Devon Financing Corp. ULC	6.875%	9/30/11	350,000	366,028
El Paso Natural Gas Co.	5.950%	4/15/17	590,000	518,155
Energy Transfer Partners LP	9.700%	3/15/19	120,000	127,436
Hess Corp.	6.650%	8/15/11	510,000	520,232
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810,000	825,996
Occidental Petroleum Corp.	7.000%	11/1/13	690,000	770,382
Pemex Project Funding Master Trust	1.864%	12/3/12	252,000	212,310	A,D
XTO Energy Inc.	5.650%	4/1/16	440,000	419,925

				4,312,725

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts (REITs) — 1.6%
iStar Financial Inc.	1.660%	9/15/09	$1,330,000	$1,130,500	A
iStar Financial Inc.	5.650%	9/15/11	1,000,000	410,000

				1,540,500

Thrifts and Mortgage Finance — 0.6%
Countrywide Financial Corp.	5.800%	6/7/12	600,000	521,063

Tobacco — 0.4%
Philip Morris International Inc.	4.875%	5/16/13	400,000	404,364

Wireless Telecommunication Services — N.M.
Sprint Capital Corp.	6.375%	5/1/09	30,000	30,000

Total Corporate Bonds and Notes (Cost — $37,184,621)				28,334,450

Asset-Backed Securities — 8.9%
Fixed Rate Securities — 1.9%
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	847,130	795,504	D
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	369,035	343,933	D
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	461,755	407,665	D
Wells Fargo Financial Auto Owner Trust 2005-A A4	4.280%	5/15/12	316,902	308,161

				1,855,263

Indexed SecuritiesA — 6.3%
Asset Backed Funding Certificates 2002-WF2	1.647%	5/25/32	221,263	187,659
Asset Backed Funding Certificates 2004-OPT2 M1	1.072%	8/25/33	400,000	144,978
Bear Stearns Asset Backed Securities Inc. 2004-1	1.042%	6/25/34	1,915,474	1,018,392
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.922%	11/25/46	1,401,953	511,013	D
Countrywide Asset-Backed Certificates 2007-13 2A1	1.422%	10/25/47	883,123	565,364
Countrywide Home Equity Loan Trust 2004-O	0.836%	2/15/34	355,584	112,743
Lehman XS Trust 2005-5N 3A1A	0.822%	11/25/35	1,274,115	522,137
Long Beach Mortgage Loan Trust 2006-A A1	0.612%	5/25/36	1,000,421	46,563
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	1,600,000	1,389,550
RAAC Series 2005-RP1	0.862%	7/25/37	146,442	143,363	D
Securitized Asset Backed Receivables LLC 2006-FR3 A2	0.662%	5/25/36	534,948	468,015
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	1.122%	11/25/34	530,000	262,145
Structured Asset Securities Corp. 2007-BC3 1A2	0.662%	5/25/47	800,000	411,439
WaMu Asset-Backed Certificates 2007-HE1 2A3	0.672%	1/25/37	800,000	215,535

				5,998,896

Variable Rate SecuritiesF — 0.7%
Green Tree 2008-MH1 A1	7.000%	4/25/38	719,345	631,252	D

Total Asset-Backed Securities (Cost — $14,270,440)				8,485,411

Mortgage-Backed Securities — 20.9%
Fixed Rate Securities — 2.1%
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,017,730	778,246
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	1,516,694	1,188,709

				1,966,955

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed SecuritiesA — 14.1%
Banc of America Mortgage Securities 2005-F	5.015%	7/25/35	$1,688,092	$1,290,010
Bayview Commercial Asset Trust 2005-2A A2	0.872%	8/25/35	522,618	369,693	D
Bear Stearns Alt-A Trust 2007-1 1A1	0.682%	1/25/47	1,551,298	505,849
Bear Stearns ARM Trust 2004-10	4.983%	1/25/35	250,658	194,274
Countrywide Alternative Loan Trust 2005-59 1A1	0.852%	11/20/35	1,214,583	486,702
Countrywide Alternative Loan Trust 2006-0A2 A5	0.775%	5/20/46	1,536,244	565,364
Countrywide Alternative Loan Trust 2007-AL1 A1	0.772%	6/25/37	414,028	141,332
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.605%	6/25/34	494,345	365,488
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.892%	2/25/37	347,425	155,484
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	0.642%	12/25/46	563,326	318,815
Harborview Mortgage Loan Trust 2004-8 3A2	0.956%	11/29/34	350,320	155,226
HomeBanc Mortgage Trust 2004-2 A1	0.892%	12/25/34	750,980	488,189
HomeBanc Mortgage Trust 2005-1 A1	0.772%	3/25/35	1,200,333	538,812
Impac CMB Trust 2004-6 1A2	1.302%	10/25/34	233,221	118,905
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.175%	11/25/37	760,079	417,838
JPMorgan Mortgage Trust 2004-A1 1A1	4.342%	10/25/33	1,751,605	1,423,244
JPMorgan Mortgage Trust 2004-A1 1A1	4.798%	2/25/34	529,266	444,679
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	3,000,000	1,617,130
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	2.623%	12/25/46	966,738	212,399
MASTR Specialized Loan Trust 2006-01 A	0.822%	12/25/35	405,203	290,061	D
Sequoia Mortgage Trust 2003-2 A2	4.859%	6/20/33	290,934	219,546
Structured Asset Mortgage Investments Inc. 2006-AR2 A1	0.752%	2/25/36	662,464	251,242
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.732%	8/25/36	1,161,485	424,514
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	0.842%	2/25/36	1,145,543	233,451
WaMu Mortgage Pass-Through Certificates 2003-AR8 A	4.274%	8/25/33	391,266	324,902
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.669%	10/25/33	1,864,070	1,467,574
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	0.795%	6/25/44	452,871	242,338
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	2.793%	6/25/46	760,867	228,260

				13,491,321

Variable Rate SecuritiesF — 4.7%
Banc of America Funding Corp. 2004-B	5.262%	12/20/34	290,160	156,145
Chase Mortgage Finance Corp. 2007-A1 2A3	4.134%	2/25/37	667,230	505,043
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.463%	3/25/37	1,656,599	735,340
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.725%	8/25/47	873,086	451,840
Countrywide Alternative Loan Trust 2004-33 1A1	4.972%	12/25/34	156,887	96,731
Countrywide Alternative Loan Trust 2004-33 2A1	5.210%	12/25/34	112,170	54,930
JPMorgan Mortgage Trust 2006-A2 5A1	5.137%	11/25/33	261,976	188,292
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.887%	12/25/34	879,445	537,079
Prime Mortgage Trust 2005-2	7.416%	10/25/32	800,076	571,305
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.678%	6/25/35	593,402	330,844

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
WaMu Mortgage Pass-Through Certificates 2004-AR14 A1	4.254%	1/25/35	$1,086,365	$859,814

				4,487,363

Total Mortgage-Backed Securities (Cost — $34,877,361)				19,945,639

U.S. Government and Agency Obligations — 10.3%

Fixed Rate Securities — 1.2%
Freddie Mac	2.125%	3/23/12	1,180,000	1,188,942	G

Treasury Inflation-Protected SecuritiesH — 9.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	8,056,967	8,016,682	I
United States Treasury Inflation-Protected Security	3.875%	4/15/29	513,680	659,758	I

				8,676,440

Total U.S. Government and Agency Obligations (Cost — $9,765,427)				9,865,382

U.S. Government Agency Mortgage-Backed Securities — 16.4%
Fixed Rate Securities — 10.9%
Fannie Mae	8.500%	6/1/10 to 8/1/11	507	520	G
Fannie Mae	6.500%	7/1/13 to 10/1/32	826,423	873,629	G
Fannie Mae	9.500%	7/1/14	1,535	1,579	G
Fannie Mae	11.000%	12/1/15	12,304	13,405	G
Fannie Mae	12.500%	1/1/18	19,066	22,534	G
Fannie Mae	9.000%	11/1/21	58,491	63,190	G
Fannie Mae	7.000%	12/1/26 to 1/1/33	3,113,264	3,357,244	G
Fannie Mae	6.000%	11/1/27 to 7/1/38	279,777	292,542	G
Fannie Mae	5.000%	6/1/35	930,594	962,511	G
Fannie Mae	5.500%	4/1/36	1,419,286	1,466,021	G
Fannie Mae	6.000%	12/1/39	600,000	626,625	G,J
Freddie Mac	9.000%	1/1/17 to 1/1/21	53,346	58,490	G
Freddie Mac	8.500%	6/1/21	1,401	1,509	G
Freddie Mac	8.000%	2/1/31	168,427	182,986	G
Freddie Mac	7.000%	4/1/32	1,120,282	1,212,757	G
Freddie Mac	5.000%	11/1/35	146,708	151,689	G
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	150,645	158,760
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	1,429	1,550
Government National Mortgage Association	6.000%	12/1/39	900,000	939,970	J

				10,387,511

Indexed SecuritiesA — 5.2%
Fannie Mae	4.337%	10/1/34	628,608	637,220	G
Fannie Mae	4.329%	1/1/35	813,028	819,882	G
Fannie Mae	4.790%	2/1/35	457,076	465,776	G
Fannie Mae	4.957%	3/1/35	2,989,284	3,060,226	G

				4,983,104

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Stripped Securities — 0.3%
Government National Mortgage Association	7.938%	6/16/26	$1,261,139	$152,814	E,K1
Government National Mortgage Association	7.988%	8/16/26	938,143	113,447	E,K1

				266,261

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $15,752,749)				15,636,876

Yankee BondsL — 12.5%
Beverages — 0.4%
Diageo Capital PLC	5.200%	1/30/13	350,000	355,572

Capital Markets — 0.9%
Deutsche Bank AG	6.000%	9/1/17	900,000	869,614

Commercial Banks — 0.8%
Glitnir Banki Hf	5.815%	1/21/11	1,550,000	166,625	A,C,D,E
Glitnir Banki Hf	6.693%	6/15/16	50,000	5	B,C,D,E
HSBC Bank PLC	6.751%	8/20/12	70,000	31,997	A,E
Kaupthing Bank Hf	4.958%	1/15/10	190,000	9,737	A,C,D,E
Kaupthing Bank Hf	5.750%	10/4/11	420,000	21,525	C,D,E
Kaupthing Bank Hf	7.625%	2/28/15	330,000	25,575	C,D,E
Landsbanki Islands Hf	6.100%	8/25/11	620,000	1,550	C,D,E
Landsbanki Islands Hf	7.431%	12/31/49	240,000	24	B,C,D,E
Resona Preferred Global Securities	7.191%	12/29/49	830,000	381,800	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	640,000	108,800	B,D

				747,638

Diversified Financial Services — 1.9%
Aiful Corp.	5.000%	8/10/10	1,280,000	448,000	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600,000	402,000	B
TNK-BP Finance SA	6.875%	7/18/11	1,090,000	981,000	D

				1,831,000

Diversified Telecommunication Services — 3.4%
British Telecommunications PLC	8.625%	12/15/10	520,000	541,179	N
Deutsche Telekom International Finance BV	8.500%	6/15/10	650,000	678,980	N
France Telecom SA	7.750%	3/1/11	570,000	610,465	N
Koninklijke (Royal) KPN NV	8.000%	10/1/10	680,000	703,497
Telefonica Emisiones S.A.U.	1.555%	2/4/13	790,000	689,785	A

				3,223,906

Health Care Equipment and Supplies — 0.5%
Baxter Finco BV	4.750%	10/15/10	520,000	536,790

Industrial Conglomerates — 1.6%
Tyco International Group SA	6.375%	10/15/11	1,480,000	1,499,465

Insurance — 0.4%
Merna Reinsurance Ltd.	3.209%	7/7/10	400,000	368,480	A,D

Metals and Mining — 1.2%
Vale Overseas Ltd.	6.250%	1/23/17	1,130,000	1,113,733

Oil, Gas and Consumable Fuels — 0.9%
Anadarko Finance Co.	6.750%	5/1/11	870,000	877,874

	Rate	Maturity Date	Par/Shares		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Wireless Telecommunication Services — 0.5%
Rogers Wireless Inc.	6.375%	3/1/14	$520,000		$526,437

Total Yankee Bonds (Cost — $17,342,922)					11,950,509

Preferred Stocks — 0.2%
Fannie Mae	8.250%		15,950	shs	11,324	B,G,M
Freddie Mac	8.375%		21,700		9,982	B,G,M
Home Ownership Funding Corp.	1.000%		500		49,277	D,E,F
Home Ownership Funding Corp. II	1.000%		1,400		137,976	D,E,F

Total Preferred Stocks (Cost — $2,478,698)					208,559

Total Long-Term Securities (Cost — $131,672,218)					94,426,826

Short-Term Securities — 2.1%
U.S. Government and Agency Obligations — 0.9%
Fannie Mae	0.000%	5/18/09	$806,000		805,632	G,I,O

Repurchase Agreements — 1.2%
Goldman Sachs & Co. 0.12%, dated 3/31/09, to be repurchased at $639,002 on 4/1/09 (Collateral: $595,000 Federal Home Loan Bank bonds, 4.75%, due 12/16/16, value $653,756)			639,000		639,000
Merrill Lynch Government Securities Inc. 0.09%, dated 3/31/09, to be repurchased at $531,001 on 4/1/09 (Collateral: $488,000 Fannie Mae notes, 5.45%, due 10/18/21, value $541,620)			531,000		531,000

					1,170,000

Total Short-Term Securities (Cost — $1,975,632)					1,975,632

Total Investments — 101.0% (Cost — $133,647,850)P					96,402,458
Other Assets Less Liabilities — (1.0)%					(910,170)

Net Assets — 100.0%					$95,492,288

		Expiration	Actual Contracts		Appreciation/ (Depreciation)

Futures Contracts PurchasedQ
Eurodollar Futures		June 2009	70		303,712
Eurodollar Futures		September 2010	42		20,578
U.S. Treasury Note Futures		June 2009	51		60,104

					$384,394

N.M.	Not Meaningful.
A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Bond is currently in default.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid (unless otherwise noted), represent 7.98% of net assets.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
G	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
H	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	All or a portion of this security is collateral to cover futures contracts.
J	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Non-income producing.
N	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
O	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,063,168
Gross unrealized depreciation	(38,308,560)

Net unrealized depreciation	$(37,245,392)

Q	Futures are described in more detail in the notes to financial statements.

Net Asset Value Per Share:

Primary Class	$7.94

Institutional Class	$7.94

Investment Valuation

    The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

    Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Legg Mason Investment Grade Income Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in securities	$176,060,754	$137,859	$175,791,145	$131,750
Other financial instruments*	(173,996)	(173,996)	-	-

Total	$175,886,758	$(36,137)	$175,791,145	$131,750

* Other financial instruments include futures.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities

Balance as of December 31, 2008	$102,000
Accrued Premiums/Discounts	12,090
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/ (depreciation)	17,660	(2)
Net purchases/(sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2009	$131,750

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(1,324,009)	(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Legg Mason Limited Duration Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$96,402,458	$21,306	$96,168,324	$212,828
Other Financial Instruments*	384,394	384,394	-	-

Total	$96,786,852	$405,700	$96,168,324	$212,828

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities

Balance as of December 31, 2008	$207,045
Accrued Premiums/Discounts	2,389
Realized Gain/(Loss)	—	(1)
Change in unrealized appreciation/ (depreciation)	3,394	(2)
Net purchases/(sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2009	$212,828

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(1,606,245)	(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Repurchase Agreements

    Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, a Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by a Fund may be delayed or limited.

Options and Futures

    The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and a Fund recognizes a gain or loss when the contract is closed.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund derivative instruments categorized by risk exposure at March 31, 2009.

Legg Mason Investment Grade Income Portfolio

Primary Underlying Risk Disclosure	Futures Contracts		Total
	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$282,274	$(456,270)	$(173,996)
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—

Total	$282,274	$456,270)	$(173,996)

Legg Mason Limited Duration Bond Portfolio

Primary Underlying Risk Disclosure	Futures Contracts		Total
	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$384,394	—	$384,394
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—

Total	$384,394	—	$384,394

Recent Accounting Pronouncement

    In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

    Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Income Trust, Inc.
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Income Trust, Inc.
Date: May 29, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer
Date: May 29, 2009